Shareholder Report	6 Months Ended	12 Months Ended
	Jun. 30, 2025 USD ($) Holdings	Jun. 30, 2025 USD ($) Holdings	Jun. 01, 2025 Holdings
Shareholder Report [Line Items]
Document Type		N-CSR
Amendment Flag		false
Registrant Name		DSS AmericaFirst Funds
Entity Central Index Key		0001539996
Entity Investment Company Type		N-1A
Document Period End Date		Jun. 30, 2025
DSS AmericaFirst Alpha Trends Factor Fund Class A
Shareholder Report [Line Items]
Fund Name		DSS AMERICAFIRST ALPHA TRENDS FACTOR FUND
Class Name		CLASS A
Trading Symbol		SBQAX
Annual or Semi-Annual Statement [Text Block]		ADDITIONAL INFORMATION This annual shareholder report contains important information about the Alpha Trends Factor Fund - Class A - SBQAX for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual		annual shareholder report
Additional Information [Text Block]

You can find additional information about the fund including its prospectus, financial information, holdings and proxy voting information, at https://americafirst.fund/. You can also request this information by contacting us at 1-877-217-8501.

Additional Information Phone Number		1-877-217-8501.
Additional Information Email		https://americafirst.fund/.
Expenses [Text Block]

expense Information

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Alpha Trends Factor Fund – Class A	$218	2.13%

Expenses Paid, Amount		$ 218
Expense Ratio, Percent		2.13%
Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of future performance
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Performance graph

AVERAGE ANNUAL RETURNS

		One Year	Five Year	Commencement of Operations through June 30, 2025 (1)
Class A	Without sales load	4.87%	11.53%	8.15%
	With sales load	-0.37%	10.39%	7.49%
S&P 500 Total Return Index		15.16%	16.63%	14.59%
Lipper Multi-Cap Core Funds Index		12.99%	14.85%	12.62%

(1) DSS AmericaFirst Alpha Trends Factor Fund Class A shares commenced operations on January 31, 2017. Benchmark since inception return assumes inception date of January 31, 2017.

Net Assets	$ 2,032,883	$ 2,032,883
Holdings Count | Holdings	38	38
Advisory Fees Paid, Amount		$ (53,359)
Investment Company, Portfolio Turnover		157.65%
Additional Fund Statistics [Text Block]	Fund statistics
			ADVISER
NET	PORTFOLIO	PORTFOLIO	REIMBURSED
ASSETS:	HOLDINGS	TURNOVER	THE FUND
$2,032,883	38	157.65%	($53,359)

Holdings [Text Block]
Largest Holdings [Text Block]

top ten holdings

1.	Huntington Ingalls Industries, Inc.	5.19%
2.	NVIDIA Corp.	4.76%
3.	Barrick Mining Corp.	4.55%
4.	Micron Technology, Inc.	4.15%
5.	Newmont Corp.	4.15%
6.	Agnico Eagle Mines, Ltd.	3.81%
7.	NRG Energy, Inc.	3.48%
8.	DexCom, Inc.	3.43%
9.	United Rentals, Inc.	3.41%
10.	Verona Pharma PLC	3.40%
	Total % of Net Assets	40.33%

Material Fund Change [Text Block]

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact DSS AmericaFirst Funds at 1-877-217-8501, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.

Updated Prospectus Phone Number		1-877-217-8501
Updated Prospectus Email Address		https://americafirst.fund/
DSS AmericaFirst Alpha Trends Factor Fund Class U
Shareholder Report [Line Items]
Fund Name		DSS AMERICAFIRST ALPHA TRENDS FACTOR FUND
Class Name		CLASS U
Trading Symbol		SBQUX
Annual or Semi-Annual Statement [Text Block]		ADDITIONAL INFORMATION This annual shareholder report contains important information about the Alpha Trends Factor Fund - Class U - SBQUX for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual		annual shareholder report
Additional Information [Text Block]

You can find additional information about the fund including its prospectus, financial information, holdings and proxy voting information, at https://americafirst.fund/. You can also request this information by contacting us at 1-877-217-8501.

Additional Information Phone Number		1-877-217-8501.
Additional Information Email		https://americafirst.fund/
Expenses [Text Block]

expense Information

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Alpha Trends Factor Fund – Class U	$294	2.88%

Expenses Paid, Amount		$ 294
Expense Ratio, Percent		2.88%
Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of future performance
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Performance graph

AVERAGE ANNUAL RETURNS

		One Year	Five Year	Commencement of Operations through June 30, 2025 (1)
Class U	Without sales load	4.05%	10.68%	7.40%
	With sales load	1.45%	10.12%	7.07%
S&P 500 Total Return Index		15.16%	16.63%	14.59%
Lipper Multi-Cap Core Funds Index		12.99%	14.85%	12.62%

(1) DSS AmericaFirst Alpha Trends Factor Fund Class U shares commenced operations on January 31, 2017. Benchmark since inception return assumes inception date of January 31, 2017.

Net Assets	$ 2,032,883	$ 2,032,883
Holdings Count | Holdings	38	38
Advisory Fees Paid, Amount		$ (53,359)
Investment Company, Portfolio Turnover		157.65%
Additional Fund Statistics [Text Block]	Fund statistics
			ADVISER
NET	PORTFOLIO	PORTFOLIO	REIMBURSED
ASSETS:	HOLDINGS	TURNOVER	THE FUND
$2,032,883	38	157.65%	($53,359)

Holdings [Text Block]
Largest Holdings [Text Block]

top ten holdings

1.	Huntington Ingalls Industries, Inc.	5.19%
2.	NVIDIA Corp.	4.76%
3.	Barrick Mining Corp.	4.55%
4.	Micron Technology, Inc.	4.15%
5.	Newmont Corp.	4.15%
6.	Agnico Eagle Mines, Ltd.	3.81%
7.	NRG Energy, Inc.	3.48%
8.	DexCom, Inc.	3.43%
9.	United Rentals, Inc.	3.41%
10.	Verona Pharma PLC	3.40%
	Total % of Net Assets	40.33%

Material Fund Change [Text Block]

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact DSS AmericaFirst Funds at 1-877-217-8501, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.

Updated Prospectus Email Address		https://americafirst.fund/
DSS AmericaFirst Alpha Trends Factor Fund Class I
Shareholder Report [Line Items]
Fund Name		DSS AMERICAFIRST ALPHA TRENDS FACTOR FUND
Class Name		CLASS I
Trading Symbol		SBQIX
Annual or Semi-Annual Statement [Text Block]		ADDITIONAL INFORMATION This annual shareholder report contains important information about the Alpha Trends Factor Fund - Class I - SBQIX for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual		annual shareholder report
Additional Information [Text Block]

You can find additional information about the fund including its prospectus, financial information, holdings and proxy voting information, at https://americafirst.fund/. You can also request this information by contacting us at 1-877-217-8501.

Additional Information Phone Number		1-877-217-8501.
Additional Information Email		https://americafirst.fund/.
Expenses [Text Block]

expense Information

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Alpha Trends Factor Fund – Class I	$194	1.89%

Expenses Paid, Amount		$ 194
Expense Ratio, Percent		1.89%
Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of future performance
Average Annual Return [Table Text Block]

Performance graph

 AVERAGE ANNUAL RETURNS

	One Year	Five Year	Commencement of Operations through June 30, 2025 (1)
Class I	5.20%	11.82%	8.58%
S&P 500 Total Return Index	15.16%	16.63%	14.59%
Lipper Multi-Cap Core Funds Index	12.99%	14.85%	12.62%

(1) DSS AmericaFirst Alpha Trends Factor Fund Class I shares commenced operations on January 31, 2017. Benchmark since inception return assumes inception date of January 31, 2017.

Net Assets	$ 2,032,883	$ 2,032,883
Holdings Count | Holdings	38	38
Advisory Fees Paid, Amount		$ (53,359)
Investment Company, Portfolio Turnover		157.65%
Additional Fund Statistics [Text Block]	Fund statistics
			ADVISER
NET	PORTFOLIO	PORTFOLIO	REIMBURSED
ASSETS:	HOLDINGS	TURNOVER	THE FUND
$2,032,883	38	157.65%	($53,359)

Holdings [Text Block]
Largest Holdings [Text Block]

top ten holdings

1.	Huntington Ingalls Industries, Inc.	5.19%
2.	NVIDIA Corp.	4.76%
3.	Barrick Mining Corp.	4.55%
4.	Micron Technology, Inc.	4.15%
5.	Newmont Corp.	4.15%
6.	Agnico Eagle Mines, Ltd.	3.81%
7.	NRG Energy, Inc.	3.48%
8.	DexCom, Inc.	3.43%
9.	United Rentals, Inc.	3.41%
10.	Verona Pharma PLC	3.40%
	Total % of Net Assets	40.33%

Material Fund Change [Text Block]

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact DSS AmericaFirst Funds at 1-877-217-8501, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.

Updated Prospectus Email Address		https://americafirst.fund/
DSS AmericaFirst Monthly Risk-On Risk-Off Fund Class A
Shareholder Report [Line Items]
Fund Name		DSS AMERICAFIRST RISK-ON RISK-OFF FUND
Class Name		CLASS A
Trading Symbol		ABRFX
Annual or Semi-Annual Statement [Text Block]		ADDITIONAL INFORMATION This annual shareholder report contains important information about the Risk-On Risk-Off - Class A - ABRFX for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual		annual shareholder report
Additional Information [Text Block]

You can find additional information about the fund including its prospectus, financial information, holdings and proxy voting information, at https://americafirst.fund/. You can also request this information by contacting us at 1-877-217-8501.

Additional Information Phone Number		1-877-217-8501.
Additional Information Email		https://americafirst.fund/
Expenses [Text Block]

expense Information

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Risk-On Risk-Off – Class A	$310	2.90%

Expenses Paid, Amount		$ 310
Expense Ratio, Percent		2.90%
Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of future performance
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Performance graph

AVERAGE ANNUAL RETURNS

		One Year	Five Year	Ten Year
Class A	Without sales load	14.09%	5.33%	3.09%
	With sales load	8.39%	4.26%	2.56%
S&P 500 Total Return Index		15.16%	16.63%	13.63%
Lipper Absolute Return Funds Index		6.22%	5.35%	3.13%

Net Assets	$ 4,563,749	$ 4,563,749
Holdings Count | Holdings	23	23
Advisory Fees Paid, Amount		$ (17,074)
Investment Company, Portfolio Turnover		393.40%
Additional Fund Statistics [Text Block]	Fund statistics
			ADVISER
NET	PORTFOLIO	PORTFOLIO	REIMBURSED
ASSETS:	HOLDINGS	TURNOVER	THE FUND
$4,563,749	23	393.40%	($17,074)

Holdings [Text Block]
Largest Holdings [Text Block]

top ten holdings

1.	Federated Prime Obligations	31.33%
2.	Micron Technology, Inc.	8.19%
3.	Huntington Ingalls Industries, Inc.	5.74%
4.	Barrick Gold Corp.	5.13%
5.	NVIDIA Corp.	4.79%
6.	Agnico Eagle Mines, Ltd.	4.57%
7.	Newmont Corp.	3.85%
8.	DexCom, Inc.	3.59%
9.	Peabody Energy Corporation	3.24%
10.	Verona Pharma PLC	3.19%
	Total % of Net Assets	73.62%

Material Fund Change [Text Block]

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact DSS AmericaFirst Funds at 1-877-217-8501, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.

Updated Prospectus Phone Number		1-877-217-8501
Updated Prospectus Email Address		https://americafirst.fund/
DSS AmericaFirst Monthly Risk-On Risk-Off Fund Class U
Shareholder Report [Line Items]
Fund Name		DSS AMERICAFIRST RISK-ON RISK-OFF FUND
Class Name		CLASS U
Trading Symbol		ABRUX
Annual or Semi-Annual Statement [Text Block]		ADDITIONAL INFORMATION This annual shareholder report contains important information about the Risk-On Risk-Off - Class U - ABRUX for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual		annual shareholder report
Additional Information [Text Block]

You can find additional information about the fund including its prospectus, financial information, holdings and proxy voting information, at https://americafirst.fund/. You can also request this information by contacting us at 1-877-217-8501.

Additional Information Phone Number		1-877-217-8501.
Additional Information Email		https://americafirst.fund
Expenses [Text Block]

expense Information

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Risk-On Risk-Off – Class U	$363	3.40%

Expenses Paid, Amount		$ 363
Expense Ratio, Percent		3.40%
Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of future performance
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Performance graph

AVERAGE ANNUAL RETURNS

		One Year	Five Year	Ten Year
Class U	Without sales load	13.48%	4.81%	2.60%
	With sales load	10.65%	4.28%	2.34%
S&P 500 Total Return Index		15.16%	16.63%	13.63%
Lipper Absolute Return Funds Index		6.22%	5.35%	3.13%

Net Assets	$ 4,563,749	$ 4,563,749
Holdings Count | Holdings	23	23
Advisory Fees Paid, Amount		$ (17,074)
Investment Company, Portfolio Turnover		393.40%
Additional Fund Statistics [Text Block]	Fund statistics
			ADVISER
NET	PORTFOLIO	PORTFOLIO	REIMBURSED
ASSETS:	HOLDINGS	TURNOVER	THE FUND
$4,563,749	23	393.40%	($17,074)

Holdings [Text Block]
Largest Holdings [Text Block]

top ten holdings

1.	Federated Prime Obligations	31.33%
2.	Micron Technology, Inc.	8.19%
3.	Huntington Ingalls Industries, Inc.	5.74%
4.	Barrick Gold Corp.	5.13%
5.	NVIDIA Corp.	4.79%
6.	Agnico Eagle Mines, Ltd.	4.57%
7.	Newmont Corp.	3.85%
8.	DexCom, Inc.	3.59%
9.	Peabody Energy Corporation	3.24%
10.	Verona Pharma PLC	3.19%
	Total % of Net Assets	73.62%

Material Fund Change [Text Block]

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact DSS AmericaFirst Funds at 1-877-217-8501, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.

Updated Prospectus Phone Number		1-877-217-8501
Updated Prospectus Email Address		https://americafirst.fund
DSS AmericaFirst Monthly Risk-On Risk-Off Fund Class I
Shareholder Report [Line Items]
Fund Name		DSS AMERICAFIRST RISK-ON RISK-OFF FUND
Class Name		CLASS I
Trading Symbol		ABRWX
Annual or Semi-Annual Statement [Text Block]		ADDITIONAL INFORMATION This annual shareholder report contains important information about the Risk-On Risk-Off - Class I - ABRWX for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual		annual shareholder report
Additional Information [Text Block]

You can find additional information about the fund including its prospectus, financial information, holdings and proxy voting information, at https://americafirst.fund/. You can also request this information by contacting us at 1-877-217-8501.

Additional Information Phone Number		1-877-217-8501.
Additional Information Email		https://americafirst.fund/
Expenses [Text Block]

expense Information

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Risk-On Risk-Off – Class I	$275	2.56%

Expenses Paid, Amount		$ 275
Expense Ratio, Percent		2.56%
Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of future performance
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Performance graph AVERAGE ANNUAL RETURNS
	One Year	Five Year	Ten Year
Class I	14.50%	6.48%	4.20%
S&P 500 Total Return Index	15.16%	16.63%	13.63%
Lipper Absolute Return Funds Index	6.22%	5.35%	3.13%

Net Assets	$ 4,563,749	$ 4,563,749
Holdings Count | Holdings	23	23
Advisory Fees Paid, Amount		$ (17,074)
Investment Company, Portfolio Turnover		393.40%
Additional Fund Statistics [Text Block]	Fund statistics
			ADVISER
NET	PORTFOLIO	PORTFOLIO	REIMBURSED
ASSETS:	HOLDINGS	TURNOVER	THE FUND
$4,563,749	23	393.40%	($17,074)

Holdings [Text Block]
Largest Holdings [Text Block]

top ten holdings

1.	Federated Prime Obligations	31.33%
2.	Micron Technology, Inc.	8.19%
3.	Huntington Ingalls Industries, Inc.	5.74%
4.	Barrick Gold Corp.	5.13%
5.	NVIDIA Corp.	4.79%
6.	Agnico Eagle Mines, Ltd.	4.57%
7.	Newmont Corp.	3.85%
8.	DexCom, Inc.	3.59%
9.	Peabody Energy Corporation	3.24%
10.	Verona Pharma PLC	3.19%
	Total % of Net Assets	73.62%

Material Fund Change [Text Block]

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact DSS AmericaFirst Funds at 1-877-217-8501, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.

Updated Prospectus Phone Number		1-877-217-8501
Updated Prospectus Email Address		https://americafirst.fund/
DSS AmericaFirst Income Fund Class A
Shareholder Report [Line Items]
Fund Name		DSS AMERICAFIRST INCOME FUND
Class Name		CLASS A
Trading Symbol		AFPAX
Annual or Semi-Annual Statement [Text Block]		ADDITIONAL INFORMATION This annual shareholder report contains important information about the Income Fund - Class A - AFPAX for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual		annual shareholder report
Additional Information [Text Block]

You can find additional information about the fund including its prospectus, financial information, holdings and proxy voting information, at https://americafirst.fund/. You can also request this information by contacting us at 1-877-217-8501.

Additional Information Phone Number		1-877-217-8501.
Additional Information Email		https://americafirst.fund/
Expenses [Text Block]

expense Information

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Income Fund – Class A	$271	2.68%

Expenses Paid, Amount		$ 271
Expense Ratio, Percent		2.68%
Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of future performance
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Performance graph

AVERAGE ANNUAL RETURNS

		One Year	Five Year	Ten Year
Class A	Without sales load	2.25%	6.31%	1.29%
	With sales load	-1.84%	5.44%	0.84%
S&P 500 Total Return Index		15.16%	16.63%	13.63%
Bloomberg Aggregate Bond Index		6.08%	-0.73%	1.76%
Lipper Flexible Portfolio Funds Index		11.15%	8.58%	7.05%

Net Assets	$ 11,109,340	$ 11,109,340
Holdings Count | Holdings	32	32
Advisory Fees Paid, Amount		$ 57,500
Investment Company, Portfolio Turnover		124.82%
Additional Fund Statistics [Text Block]	Fund statistics
	PORTFOLIO	PORTFOLIO	ADVISORY FEES
NET ASSETS:	HOLDINGS:	TURNOVER:	PAID BY FUND:
$11,109,340	32	124.82%	$57,500

Holdings [Text Block]
Largest Holdings [Text Block]

top ten holdings

1.	Federated Prime Obligations	11.86%
2.	Huntington Ingalls Industries, Inc.	5.03%
3.	Barrick Gold Corp.	4.47%
4.	Newmont Corp.	4.36%
5.	Broadcom, Inc.	4.28%
6.	Jackson Financial, Inc.	4.17%
7.	Agnico Eagle Mines, Ltd.	4.01%
8.	Philip Morris International, Inc.	3.95%
9.	Himax Technologies, Inc.	3.42%
10.	The Blackstone Group, Inc.	3.27%
	Total % of Net Assets	48.82%

Material Fund Change [Text Block]

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact DSS AmericaFirst Funds at 1-877-217-8501, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.

Updated Prospectus Phone Number		1-877-217-8501
DSS AmericaFirst Income Fund Class U
Shareholder Report [Line Items]
Fund Name		DSS AMERICAFIRST INCOME FUND
Class Name		CLASS U
Trading Symbol		AFPUX
Annual or Semi-Annual Statement [Text Block]		ADDITIONAL INFORMATION This annual shareholder report contains important information about the Income Fund - Class U - AFPUX for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual		annual shareholder report
Additional Information [Text Block]

You can find additional information about the fund including its prospectus, financial information, holdings and proxy voting information, at https://americafirst.fund/. You can also request this information by contacting us at 1-877-217-8501.

Additional Information Phone Number		1-877-217-8501
Additional Information Email		https://americafirst.fund/
Expenses [Text Block]

expense Information

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Income Fund – Class U	$323	3.20%

Expenses Paid, Amount		$ 323
Expense Ratio, Percent		3.20%
Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of future performance
Average Annual Return [Table Text Block]

Performance graph

AVERAGE ANNUAL RETURNS

		One Year	Five Year	Ten Year
Class U	Without sales load	1.93%	5.60%	0.67%
	With sales load	-0.11%	5.16%	0.47%
S&P 500 Total Return Index		15.16%	16.63%	13.63%
Bloomberg Aggregate Bond Index		6.08%	-0.73%	1.76%
Lipper Flexible Portfolio Funds Index		11.15%	8.58%	7.05%

Net Assets	$ 11,109,340	$ 11,109,340
Holdings Count | Holdings	32	32
Advisory Fees Paid, Amount		$ 57,500
Investment Company, Portfolio Turnover		124.82%
Additional Fund Statistics [Text Block]	Fund statistics
	PORTFOLIO	PORTFOLIO	ADVISORY FEES
NET ASSETS:	HOLDINGS:	TURNOVER:	PAID BY FUND:
$11,109,340	32	124.82%	$57,500

Holdings [Text Block]
Largest Holdings [Text Block]

top ten holdings

1.	Federated Prime Obligations	11.86%
2.	Huntington Ingalls Industries, Inc.	5.03%
3.	Barrick Gold Corp.	4.47%
4.	Newmont Corp.	4.36%
5.	Broadcom, Inc.	4.28%
6.	Jackson Financial, Inc.	4.17%
7.	Agnico Eagle Mines, Ltd.	4.01%
8.	Philip Morris International, Inc.	3.95%
9.	Himax Technologies, Inc.	3.42%
10.	The Blackstone Group, Inc.	3.27%
	Total % of Net Assets	48.83%

Material Fund Change [Text Block]

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact DSS AmericaFirst Funds at 1-877-217-8501, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.

Updated Prospectus Phone Number		1-877-217-8501
Updated Prospectus Email Address		https://americafirst.fund
DSS AmericaFirst Income Fund Class I
Shareholder Report [Line Items]
Fund Name		DSS AMERICAFIRST INCOME FUND
Class Name		CLASS I
Trading Symbol		AFPIX
Annual or Semi-Annual Statement [Text Block]		ADDITIONAL INFORMATION This annual shareholder report contains important information about the Income Fund - Class I - AFPIX for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual		annual shareholder report
Additional Information [Text Block]

You can find additional information about the fund including its prospectus, financial information, holdings and proxy voting information, at https://americafirst.fund/. You can also request this information by contacting us at 1-877-217-8501.

Additional Information Phone Number		1-877-217-8501.
Additional Information Email		https://americafirst.fund/
Expenses [Text Block]

expense Information

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Income Fund – Class I	$232	2.29%

Expenses Paid, Amount		$ 232
Expense Ratio, Percent		2.29%
Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of future performanc
Average Annual Return [Table Text Block]

Performance graph

AVERAGE ANNUAL RETURNS

	One Year	Five Year	Ten Year
Class I	2.67%	7.13%	2.08%
S&P 500 Total Return Index	15.16%	16.63%	13.63%
Bloomberg Aggregate Bond Index	6.08%	-0.73%	1.76%
Lipper Flexible Portfolio Funds Index	11.15%	8.58%	7.05%

Net Assets	$ 11,109,340	$ 11,109,340
Holdings Count | Holdings			32
Advisory Fees Paid, Amount		$ 57,500
Investment Company, Portfolio Turnover		124.82%
Additional Fund Statistics [Text Block]	Fund statistics
	PORTFOLIO	PORTFOLIO	ADVISORY FEES
NET ASSETS:	HOLDINGS:	TURNOVER:	PAID BY FUND:
$11,109,340	32	124.82%	$57,500

Holdings [Text Block]
Largest Holdings [Text Block]

top ten holdings

1.	Federated Prime Obligations	11.86%
2.	Huntington Ingalls Industries, Inc.	5.03%
3.	Barrick Gold Corp.	4.47%
4.	Newmont Corp.	4.36%
5.	Broadcom, Inc.	4.28%
6.	Jackson Financial, Inc.	4.17%
7.	Agnico Eagle Mines, Ltd.	4.01%
8.	Philip Morris International, Inc.	3.95%
9.	Himax Technologies, Inc.	3.42%
10.	The Blackstone Group, Inc.	3.27%
	Total % of Net Assets	48.82%

Material Fund Change [Text Block]

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact DSS AmericaFirst Funds at 1-877-217-8501, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.

Updated Prospectus Phone Number		1-877-217-8501
Updated Prospectus Email Address		https://americafirst.fund